Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Cash receipts from customers	$ 186,519	$ 176,594	$ 172,310
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(148,821)	(146,469)	(140,312)
Insurance benefits paid	(7,057)	(2,810)	(2,199)
Cash paid to other suppliers and employees	(17,234)	(15,348)	(15,478)
Interest and investment income received	644	21	20
Interest paid	(2,803)	(1,072)	(1,140)
Income taxes paid	(2,383)	(2,909)	(3,060)
Net cash provided by operating activities	8,865	8,007	10,141
Cash flows from investing activities:
Proceeds from sales and maturities of investments	817	61	91
Purchases of investments	(692)	(137)	(80)
Purchases of property and equipment	(2,037)	(1,918)	(2,224)
Proceeds from sale-leaseback transactions	0	265	230
Acquisitions (net of cash acquired)	(42,226)	(1,181)	(524)
Proceeds from sale of subsidiary and other assets	832	0	0
Other	21	33	37
Net cash used in investing activities	(43,285)	(2,877)	(2,470)
Cash flows from financing activities:
Net repayments of short-term debt	(556)	(598)	1,874
Proceeds from issuance of long-term debt	44,343	0	3,455
Repayments of long-term debt	(5,522)	0	(5,943)
Purchase of noncontrolling interest in subsidiary	0	0	(39)
Payment of contingent consideration	0	0	(26)
Derivative settlements	446	0	0
Repurchase of common stock	0	(4,361)	(4,461)
Dividends paid	(2,038)	(2,049)	(1,840)
Proceeds from exercise of stock options	242	329	296
Payments for taxes related to net share settlement of equity awards	(97)	(71)	(72)
Other	1	(1)	(5)
Net cash provided by (used in) financing activities	36,819	(6,751)	(6,761)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4)	1	2
Net increase (decrease) in cash, cash equivalents and restricted cash	2,395	(1,620)	912
Cash, cash equivalents and restricted cash at the end of the period	1,900	3,520	2,608
Cash, cash equivalents and restricted cash at the end of the period	4,295	1,900	3,520
Reconciliation of net income (loss) to net cash provided by operating activities:
Net income (loss)	(596)	6,623	5,319
Reconciliation of net loss to net cash provided by operating activities:
Depreciation and amortization	2,718	2,479	2,475
Goodwill impairments	6,149	181	0
Losses on settlements of defined benefit pension plans	0	187	0
Stock-based compensation	280	234	222
Loss on early extinguishment of debt	0	0	643
Deferred income taxes	87	(1,334)	18
Other noncash items	339	53	135
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(1,139)	(941)	(243)
Inventories	(1,153)	(514)	(742)
Other assets	(3)	(338)	(8)
Accounts payable and pharmacy claims and discounts payable	2,489	1,710	2,189
Health care costs payable and other insurance liabilities	(471)	0	(19)
Other liabilities	$ 165	$ (333)	$ 152